UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Realty Advisors, L.L.C
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL  60611

13F File Number:  28-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Elrad
Title:     Vice President
Phone:     (312) 915 - 2864

Signature, Place, and Date of Signing:

     /s/ Michael A. Elrad     Chicago, IL/USA     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $1,050,830 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109    48984  1917200 SH       SOLE                  1917200        0        0
AMERICAN TOWER CORP            CL A             029912201    34953   808900 SH       SOLE                   808900        0        0
AVALONBAY CMNTYS INC           COM              053484101     7965    97000 SH       SOLE                    97000        0        0
CAMDEN PPTY TR                 SH BEN INT       133131102    30311   715400 SH       SOLE                   715400        0        0
CARNIVAL CORP                  PAIRED CTF       143658300    60674  1914600 SH       SOLE                  1914600        0        0
D R HORTON INC                 COM              23331A109     1602   147400 SH       SOLE                   147400        0        0
HOME DEPOT INC                 COM              437076102    22299   770800 SH       SOLE                   770800        0        0
HYATT HOTELS CORP              COM CL A         448579102     7950   266700 SH       SOLE                   266700        0        0
LENNAR CORP                    CL A             526057104    32571  2550600 SH       SOLE                  2550600        0        0
LIBERTY PPTY TR                SH BEN INT       531172104    53357  1666900 SH       SOLE                  1666900        0        0
LOWES COS INC                  COM              548661107    21701   927800 SH       SOLE                   927800        0        0
M D C HLDGS INC                COM              552676108    45120  1453600 SH       SOLE                  1453600        0        0
MACERICH CO                    COM              554382101    58141  1617276 SH       SOLE                  1617276        0        0
MACK CALI RLTY CORP            COM              554489104    30757   889700 SH       SOLE                   889700        0        0
MARRIOTT INTL INC NEW          CL A             571903202    15277   560642 SH       SOLE                   560642        0        0
MERITAGE HOMES CORP            COM              59001A102    16740   866000 SH       SOLE                   866000        0        0
MFA FINANCIAL INC              COM              55272X102    20556  2796700 SH       SOLE                  2796700        0        0
MOHAWK INDS INC                COM              608190104     5165   108500 SH       SOLE                   108500        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104    31975   908900 SH       SOLE                   908900        0        0
NVR INC                        COM              62944T105    18178    25577 SH       SOLE                    25577        0        0
PEBBLEBROOK HOTEL TR           COM              70509V100    11454   520400 SH       SOLE                   520400        0        0
POST PPTYS INC                 COM              737464107    28526  1455400 SH       SOLE                  1455400        0        0
PROLOGIS                       NOTE 2.250% 4/0  743410AQ5    74101 80000000 SH       SOLE                 80000000        0        0
REGENCY CTRS CORP              COM              758849103    36771  1048800 SH       SOLE                  1048800        0        0
RYLAND GROUP INC               COM              783764103    27848  1413600 SH       SOLE                  1413600        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    42960  1257600 SH       SOLE                  1257600        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    78022   977717 SH       SOLE                   977717        0        0
SL GREEN RLTY CORP             COM              78440X101    44435   884460 SH       SOLE                   884460        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401    23032   629800 SH       SOLE                   629800        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101     5837   657300 SH       SOLE                   657300        0        0
TOLL BROTHERS INC              COM              889478103    39800  2115900 SH       SOLE                  2115900        0        0
VENTAS INC                     COM              92276F100    28650   655000 SH       SOLE                   655000        0        0
VORNADO RLTY TR                SH BEN INT       929042109    25613   366218 SH       SOLE                   366218        0        0
WEINGARTEN RLTY INVS           SH BEN INT       948741103    19505   985600 SH       SOLE                   985600        0        0